Statements of Consolidated Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 14, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Operating revenues - affiliate		$ 34,386				$ 24,234							$ 106,180	$ 86,556	$ 74,028
Operating revenues - third party		9,979				6,769							30,730	23,057	17,572
Total operating revenues		44,365	41,790	34,452	29,665	31,003	30,388	27,420	25,179	26,626			136,910	109,613	91,600
Operating expenses:
Operating and maintenance		6,632				7,024							29,405	26,221	24,300
Selling, general and administrative		4,248				4,549							16,575	17,302	18,477
Depreciation and amortization		7,348				3,038							20,239	11,470	10,886
Total operating expenses		18,228				14,611							66,219	54,993	53,663
Operating income		26,137	24,003	14,297	15,999	16,392	16,785	14,007	8,732	15,096			70,691	54,620	37,937
Other income, net		297				2,471							7,701	3,826	498
Interest expense, net		4,204				1,539							9,955	5,050	5,164
Income before income taxes		22,230				17,324							68,437	53,396	33,271
Income tax expense						6,201							13,131	20,807	14,030
Net income		22,230	20,160	12,011	12,012	11,123	10,633	8,381	4,940	8,635	32,060	23,246	55,306	32,589	19,241
Calculation of Limited Partner Interest in Net Income:
Net income		22,230	20,160	12,011	12,012	11,123	10,633	8,381	4,940	8,635	32,060	23,246	55,306	32,589	19,241
Less general partner interest in net income		(444)									(640)
Limited partner interest in net income		$ 21,786									$ 31,420
Net income per limited partner unit - basic (in dollars per unit)		$ 0.63	$ 0.57	$ 0.34									$ 0.91
Net income per limited partner unit - diluted (in dollars per unit)		$ 0.63	$ 0.57	$ 0.34									$ 0.9
Limited partner units outstanding - basic (in shares)		34,679									34,679		34,679
Limited partner units outstanding - diluted (in shares)		34,768									34,734		34,734
Cash distributions declared per unit	$ 0.35	$ 0.37